Shareholder Report, Line Graph (Details) B888209_Direxion Daily NVDA Bull 2X Shares_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Sep. 13, 2023	Oct. 31, 2025
Direxion Daily NVDA Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Direxion Daily NVDA Bull 2X Shares NAV
Accumulated Value	$ 44,599	$ 8,524	$ 10,000	$ 71,990
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	12,994	9,415	10,000	$ 15,782
NVIDIA Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NVIDIA Corporation
Accumulated Value	$ 29,588	$ 9,088	$ 10,000	$ 45,128